Retirement-Related Benefits - Change in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plan
Change in plan assets
Future participant compensation increases	$ 0
Pension Plan | United States
Change in benefit obligation
Benefit obligation, balance at beginning of period	21,235	$ 21,493
Service cost	394	0	$ 0
Interest cost	911	1,090	1,129
Plan participants' contributions	0	0
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	(589)	486
Benefits paid from trust	(1,432)	(1,424)
Direct benefit payments	(122)	(122)
Foreign exchange impact	0	0
Amendments/curtailments/settlements/other	(6,178)	(288)
Benefit obligation, balance at end of period	14,219	21,235	21,493
Change in plan assets
Fair value of plan assets, balance at beginning of period	24,437	25,094
Actual return on plan assets	764	1,055
Employer contributions	0	0
Acquisitions/divestitures, net	0	0
Plan participants' contributions	0	0
Benefits paid from trust	(1,432)	(1,424)
Foreign exchange impact	0	0
Amendments/curtailments/settlements/other	(6,178)	(288)
Fair value of plan assets, balance at end of period	17,591	24,437	25,094
Funded Status	3,373	3,202
Accumulated benefit obligation	14,219	21,235
Pension Plan | Non-U.S. Plans
Change in benefit obligation
Benefit obligation, balance at beginning of period	33,479	31,261
Service cost	170	177	237
Interest cost	1,077	1,170	493
Plan participants' contributions	17	17
Acquisitions/divestitures, net	7	(20)
Actuarial losses/(gains)	(1,076)	2,077
Benefits paid from trust	(1,635)	(1,629)
Direct benefit payments	(422)	(396)
Foreign exchange impact	(1,850)	1,021
Amendments/curtailments/settlements/other	(1,277)	(198)
Benefit obligation, balance at end of period	28,490	33,479	31,261
Change in plan assets
Fair value of plan assets, balance at beginning of period	29,059	28,371
Actual return on plan assets	499	1,391
Employer contributions	67	57
Acquisitions/divestitures, net	4	(24)
Plan participants' contributions	17	17
Benefits paid from trust	(1,635)	(1,629)
Foreign exchange impact	(1,530)	1,058
Amendments/curtailments/settlements/other	(1,277)	(181)
Fair value of plan assets, balance at end of period	25,205	29,059	28,371
Funded Status	(3,286)	(4,420)
Accumulated benefit obligation	28,187	33,128
Other Postretirement Benefits Plan | United States
Change in benefit obligation
Benefit obligation, balance at beginning of period	2,233	2,369
Service cost	2	4	5
Interest cost	106	117	85
Plan participants' contributions	33	38
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	116	(19)
Benefits paid from trust	(233)	(274)
Direct benefit payments	(2)	(3)
Foreign exchange impact	0	0
Amendments/curtailments/settlements/other	0	0
Benefit obligation, balance at end of period	2,257	2,233	2,369
Change in plan assets
Fair value of plan assets, balance at beginning of period	10	10
Actual return on plan assets	0	0
Employer contributions	194	233
Acquisitions/divestitures, net	0	0
Plan participants' contributions	33	38
Benefits paid from trust	(233)	(274)
Foreign exchange impact	0	0
Amendments/curtailments/settlements/other	2	2
Fair value of plan assets, balance at end of period	6	10	10
Funded Status	(2,251)	(2,224)
Other Postretirement Benefits Plan | Non-U.S. Plans
Change in benefit obligation
Benefit obligation, balance at beginning of period	586	531
Service cost	2	2	3
Interest cost	41	39	24
Plan participants' contributions	0	0
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	0	35
Benefits paid from trust	(4)	(7)
Direct benefit payments	(32)	(31)
Foreign exchange impact	(85)	22
Amendments/curtailments/settlements/other	(1)	(4)
Benefit obligation, balance at end of period	507	586	531
Change in plan assets
Fair value of plan assets, balance at beginning of period	23	29
Actual return on plan assets	1	3
Employer contributions	0	0
Acquisitions/divestitures, net	0	0
Plan participants' contributions	0	0
Benefits paid from trust	(4)	(7)
Foreign exchange impact	(5)	3
Amendments/curtailments/settlements/other	0	(6)
Fair value of plan assets, balance at end of period	14	23	$ 29
Funded Status	$ (493)	$ (564)